Share-based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation

9 Share-based Compensation

Share-based compensation expense is included in the following line items in our statement of operations:

	2016	2015	2014
Cost of revenue	49	15	10
Research and development	123	45	20
Selling, general and administrative	166	156	103

	338	216	133

Long Term Incentive Plans (LTIP’s)

The LTIP was introduced in 2010 and is a broad-based long-term retention program to attract, retain and motivate talented employees as well as align stockholder and employee interests. The LTIP provides share-based compensation (“awards”) to both our eligible employees and non-employee directors. Awards that may be granted include performance shares, stock options and restricted shares. The number of shares authorized and available for awards at December 31, 2016 was 3.0 million.

A charge of $331 million was recorded in 2016 for the LTIP (2015: $206 million; 2014: $123 million).

A summary of the activity for our LTIP’s during 2016 is presented below.

Stock options

The options have a strike price equal to the closing share price on the grant date. The fair value of the options has been calculated using the Black-Scholes formula, using the following assumptions:

•	an expected life varying from 5.76 to 6.25 years, calculated in accordance with the guidance provided in SEC Staff bulletin No. 110 for plain vanilla options using the simplified method, since our equity shares have been publicly traded for only a limited period of time and we do not have sufficient historical exercise data;

•	a risk-free interest rate varying from 0.8% to 2.8% (2015: 0.8% to 2.8%; 2014: 0.8% to 2.8%);

•	no expected dividend payments; and

•	a volatility of 40-50% based on the volatility of a set of peer companies. Peer company data has been used given the short period of time our shares have been publicly traded.

Changes in the assumptions can materially affect the fair value estimate.

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2016	10,034,650	38.53
Granted	108,419	80.44
Exercised	2,734,739	32.12
Forfeited	239,678	54.81

Outstanding at December 31, 2016	7,168,652	41.07	6.0	408
Exercisable at December 31, 2016	4,857,680	30.97	5.5	326

The weighted average per share grant date fair value of stock options granted in 2016 was $34.59 (2015: $34.05; 2014: $29.10).

The intrinsic value of the exercised options was $145 million (2015: $112 million; 2014: $129 million), whereas the amount received by NXP was $88 million (2015: $39 million; 2014: $55 million).

At December 31, 2016, there was a total of $56 million (2015: $110 million) of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 1.5 years (2015: 1.8 years).

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2016	775,324	49.68
Granted	32,716	82.53
Vested	398,951	30.00
Forfeited	375	49.60

Outstanding at December 31, 2016	408,714	71.52

The weighted average grant date fair value of performance share units granted in 2016 was $82.53 (2015: $75.28; 2014: $62.29).

Market performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2016	1,905,269	26.85
Granted	—	—
Vested	1,580,086	27.28
Forfeited	—	—

Outstanding at December 31, 2016	325,183	38.63

The fair value of the performance share units at the time of vesting was $147 million (2015: $66 million; 2014: $70 million). At December 31, 2016, there was a total of $12 million (2015: $32 million) of unrecognized compensation cost related to non-vested performance share units. This cost is expected to be recognized over a weighted-average period of 1.8 years (2015: 1.9 years).

Restricted share units

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2016	8,237,861	78.03
Granted	2,739,672	98.16
Vested	3,688,422	75.61
Forfeited	368,232	76.00

Outstanding at December 31, 2016	6,920,879	87.48

The weighted average grant date fair value of restricted share units granted in 2016 was $98.16 (2015: $79.22; 2014: $63.42). The fair value of the restricted share units at the time of vesting was $334 million (2015: $209 million; 2014: $110 million).

At December 31, 2016, there was a total of $422 million (2015: $432 million) of unrecognized compensation cost related to non-vested restricted share units. This cost is expected to be recognized over a weighted-average period of 1.6 years (2015: 1.6 years).

Management Equity Stock Option Plan (“MEP”)

Awards are no longer available under these plans. Current employees owning vested MEP Options may exercise such MEP Options during the five year period subsequent to September 18, 2013, subject to these employees remaining employed by us and subject to the applicable laws and regulations.

No charge was recorded in 2016 (2015: no charge, 2014: no charge) for options granted under the MEP.

The following table summarizes the information about NXP’s outstanding MEP Options and changes during 2016.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2016	2,748,942	24.14
Granted	—	—
Exercised	214,670	29.64
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2016	2,534,272	23.67	1.7	177
Exercisable at December 31, 2016	2,534,272	23.67	1.7	177

The intrinsic value of exercised options was $13 million (2015: $12 million; 2014: $74 million), whereas the amount received by NXP was $7 million (2015: $4 million; 2014: $86 million).

The number of vested options at December 31, 2016 was 2,534,272 (2015: 2,748,942 vested options) with a weighted average exercise price of €23.67 (2015: €24.14 weighted average exercise price).

At December 31, 2016, there was no unrecognized compensation cost related to non-vested stock options.